Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares outstanding	41,172,173	41,172,173
Common stock, par value (in USD per share)	$ 0.01	$ 0.01
THE DAYTON POWER AND LIGHT COMPANY [Member]
Common stock, shares outstanding	41,172,173
Common stock, par value (in USD per share)	$ 0.01